Note 4 - Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Significant Accounting Policies [Text Block]
Note 4 –	Summary of Significant Accounting Policies

Principles of
C
onsolidation

The interim unaudited condensed consolidated financial statements are prepared in accordance with US GAAP and include accounts of Windtree Therapeutics, Inc. and its wholly-owned subsidiaries, CVie Investments Limited, CVie Therapeutics Limited; and a presently inactive subsidiary, Discovery Laboratories, Inc. (formerly known as Acute Therapeutics, Inc.).

Goodwill and
I
ntangible
A
ssets

We record acquired identified intangibles, which includes intangible assets (such as goodwill and other intangibles), based on estimated fair value. The acquired in-process research and development, or IPR&D, assets are considered indefinite-lived intangible assets until completion or abandonment of the associated research and development efforts. IPR&D is not
amortized but reviewed for impairment at least annually, or when events or changes in the business environment indicate the carrying value may
be impaired. The following table represents identifiable intangible assets as of
March 31, 2020
and
December 31, 2019:

(in thousands)	Carrying Value

Istaroxime drug candidate	$22,340
Rostafuroxin drug candidate	54,750
Total	$77,090

Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed in a business combination and is not
amortized. It is reviewed for impairment at least annually or when events or changes in the business environment indicate its carrying value may
be impaired.

Foreign
C
urrency
T
ransactions

The functional currency for our foreign subsidiaries is US Dollars. We remeasure monetary assets and liabilities that are not
denominated in the functional currency at exchange rates in effect at the end of each period. Gains and losses from the remeasurement of foreign currency transactions are recognized in other income (expense). Foreign currency transactions resulted in gains of approximately
$0.2
million for each of the
three
-month periods ended
March 31, 2020
and
2019.

Use of
E
stimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents are held at domestic and foreign financial institutions and consist of liquid investments, money market funds, and U.S. Treasury notes with a maturity from date of purchase of
90
days or less that are readily convertible into cash.

Restructured
D
ebt
L
iability –
Co
ntingent
M
ilestone
P
ayment

In conjunction with the
November 2017
restructuring and retirement of long-term debt (see, - Note
8
- Restructured Debt Liability), we have established a
$15.0
million long-term liability for contingent milestone payments potentially due under the Exchange and Termination Agreement dated as of
October 27, 2017,
or Exchange and Termination Agreement, between ourselves and affiliates of Deerfield Management Company L.P., or Deerfield. The liability has been recorded at full value of the contingent milestones and will continue to be carried at full value until the milestones are achieved and paid or milestones are not
achieved and the liability is written off as a gain on debt restructuring.

Research and
D
evelopment

We account for research and development expense by the following categories: (a) product development and manufacturing, (b) medical and regulatory operations, and (c) direct preclinical and clinical development programs. Research and development expense includes personnel, facilities, manufacturing and quality operations, pharmaceutical and device development, research, clinical, regulatory, other preclinical and clinical activities and medical affairs. Research and development costs are charged to operations as incurred in accordance with Financial Accounting Standards Board, or FASB, Accounting Standards Codification, or ASC, Topic
730,
Research and Development
.

Net
L
oss per
C
ommon
S
hare

Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Diluted net loss per common share is computed by giving effect to all potentially dilutive securities outstanding for the period. As of
March 31, 2020
and
2019,
the number of shares of common stock potentially issuable upon the exercise of certain stock options and warrants was
6.5
million and
5.1
million shares, respectively. For the
three
months ended
March 31, 2020
and
2019,
all potentially dilutive securities were anti-dilutive and therefore have been excluded from the computation of diluted net loss per share.

Income
T
axes

We account for income taxes in accordance with ASC Topic
740,
Accounting for Income Taxes
, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities.

We use a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Because we have never realized a profit, management has fully reserved the net deferred tax asset since realization is not
assured.

COVID-
19

We are subject to risks and uncertainties as a result of the COVID-
19
pandemic. As of the date of issuance of these interim unaudited condensed consolidated financial statements, our operations, capital and financial resources and overall liquidity position and outlook have not
been significantly impacted by COVID-
19.
However, we cannot at this time predict the specific extent, duration, or full impact that the COVID-
19
pandemic will have on our financial condition and operations, including ongoing and planned clinical trials. We believe there could be an impact on the clinical development of our product candidates, which may
include potential delays, halts or modifications to our ongoing and planned trials.

We are
not
aware of any specific event or circumstance that would require us to update our estimates, judgments or revise the carrying value of our assets or liabilities as of the date of issuance of these interim unaudited condensed consolidated financial statements. These estimates may
change, as new events occur and additional information is obtained. Actual results may
differ from these estimates under different assumptions or conditions and such differences may
be material.

Recently Issued Accounting Standards

Recently Adopted Accounting Standards

In
August 2018,
the FASB issued Accounting Standards Update, or ASU,
2018
-
13,
Fair Value Measurement
(Topic
820
):
Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
, or ASU
2018
-
13,
which removes, adds and modifies certain disclosure requirements for fair value measurements in Topic
820.
Companies will
no
longer be required to disclose the amount of and reasons for transfers between Level
1
and Level
2
of the fair value hierarchy as well as the valuation processes of Level
3
fair value measurements. However, companies will be required to additionally disclose the changes in unrealized gains and losses included in other comprehensive income for recurring Level
3
fair value measurements and the range and weighted average of assumptions used to develop significant unobservable inputs for Level
3
fair value measurements. ASU
2018
-
13
is effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
The amendments relating to additional disclosure requirements will be applied prospectively for only the most recent interim or annual period presented in the initial year of adoption. All other amendments will be applied retrospectively to all periods presented upon their effective date. We adopted ASU
2018
-
13
during the quarter ended
March 31, 2020
and the adoption did
not
have an impact on our financial statement disclosures.

Recent Accounting Pronouncements

In
December 2019,
the FASB issued ASU
2019
-
12,
Income Taxes
(Topic
740
): Simplifying the Accounting for Income Taxes
, or ASU
2019
-
12.
ASU
2019
-
12
simplifies the accounting for income taxes by removing exceptions within the general principles of Topic
740
regarding the calculation of deferred tax liabilities, the incremental approach for intra-period tax allocation, and calculating income taxes in an interim period. In addition, the ASU adds clarifications to the accounting for franchise tax (or similar tax). which is partially based on income, evaluating tax basis of goodwill recognized from a business combination, and reflecting the effect of any enacted changes in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The ASU is effective for fiscal years beginning after
December 15, 2020
and will be applied either retrospectively or prospectively based upon the applicable amendments. Early adoption is permitted. We are still evaluating the impact this standard will have on our consolidated financial statements and related disclosures, but do not
believe there will be a material impact upon adoption.

Note
5
- Accounting Policies and Recent Accounting Pronouncements

Principles of Consolidation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the US (US GAAP) and include accounts of Windtree Therapeutics, Inc. and its wholly-owned subsidiaries, CVie Investments Limited and its wholly-owned subsidiary, CVie Therapeutics Limited; and a presently inactive subsidiary, Discovery Laboratories, Inc. (formerly known as Acute Therapeutics, Inc.).

Business Combinations

We follow the acquisition method for an acquisition of a business where the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values at the dates of acquisition. The excess of the fair value of purchase consideration over the fair value of the assets acquired and liabilities assumed is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Management’s estimate of fair value is based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and as such, actual results may
differ materially from estimates.

Goodwill and Intangible Assets

We record acquired identified intangibles, which includes intangible assets (such as goodwill and other intangibles), based on estimated fair value. The acquired in-process research and development (IPR&D) assets are considered indefinite-lived intangible assets until completion or abandonment of the associated research and development efforts. IPR&D is not
amortized but reviewed for impairment at least annually, or when events or changes in the business environment indicate the carrying value may
be impaired. The following table represents identifiable intangible assets as of
December 31, 2019
and
2018:

(in thousands)	Carrying Value

Istaroxime drug candidate	$22,340
Rostafuroxin drug candidate	54,750
Total	$77,090

Goodwill represents the excess of the purchase price over the fair value of assets acquired and liabilities assumed in a business combination and is not
amortized. It is reviewed for impairment at least annually or when events or changes in the business environment indicate its carrying value may
be impaired.

When testing our goodwill and indefinite-lived intangible assets for impairment, we can elect to perform a qualitative assessment to determine if it is more likely than not
that the fair values of our reporting unit and indefinite-lived intangible assets are less than the respective carrying values. Such qualitative factors can include, among others, industry and market conditions, overall financial performance, and relevant entity-specific events. If we conclude based on our qualitative assessments that it is more likely than not
that the fair value of our reporting unit or indefinite-lived intangible assets are less than their respective carrying values, we perform a quantitative analysis. When conducting our annual impairment test of goodwill and indefinite-lived intangible assets as of
December 1, 2019,
we elected to perform quantitative assessments.

The Company consists of
one
reporting unit.  In order to perform the quantitative goodwill impairment test, we compare the estimated fair value of our reporting unit to its carrying value. If the fair value exceeds the carrying value, no
further evaluation is required, and
no
impairment exists. If the carrying amount exceeds the fair value, the difference between the carrying value and the fair value is recorded as an impairment loss, the amount of which may
not
exceed the total amount of goodwill. When performing our annual goodwill impairment assessment as of
December 1, 2019,
we determined the fair value of our reporting unit based upon the quoted market price and related market capitalization of the Company’s common stock, adjusted for an estimated control premium. Based on the quantitative test performed, the fair value of our reporting unit exceeded its carrying value and no
impairment loss was recognized.

When performing the quantitative impairment assessment for our indefinite-lived IPR&D intangible assets, we estimate the fair values of the assets using the multi-period excess earnings method (“MPEEM”). MPEEM is a variation of the income approach which estimates the fair value of an intangible asset based on the present value of the incremental after-tax cash flows attributable to the intangible asset. Significant factors considered in the calculation of IPR&D intangible assets include the risks inherent in the development process, including the likelihood of achieving commercial success and the cost and related time to complete the remaining development. Future cash flows for each project were estimated based on forecasted revenue and costs, taking into account the expected product life cycles, market penetration, and growth rates. Other significant estimates and assumptions inherent in this approach include:
1
) the amount and timing of the projected net cash flows associated with the IPR&D assets,
2
) the long-term growth rate,
3
) the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and
4
) the tax rate, which considers geographic diversity of the projected cash flows. While we use the best available information to prepare our cash flows and discount rate assumptions, actual future cash flows could differ significantly based on the commercial success of the related drug candidates and market conditions resulting in future impairment charges related to our indefinite-lived intangible asset balances.

Based on our annual quantitative impairment assessment of our indefinite-lived IPR&D intangible assets on
December 1, 2019,
we concluded that the assets were
not
impaired.

Foreign Currency Transactions

The functional currency for our foreign subsidiaries is US Dollars. We remeasure monetary assets and liabilities that are not
denominated in the functional currency at exchange rates in effect at the end of each period. Gains and losses from the remeasurement of foreign currency transactions are recognized in other income (expense). Foreign currency transactions resulted in losses of approximately
$0.5
million and
$0.1
million, respectively, for the years ended
December 31, 2019
and
2018.

Use of Estimates

The preparation of financial statements, in conformity with accounting principles generally accepted in the U.S., requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents are held at domestic and foreign financial institutions and consist of liquid investments, money market funds, and US Treasury notes with a maturity from date of purchase of
90
days or less that are readily convertible into cash.

Marketable Securities

Marketable securities consist of investments in US Treasury securities. Management determines the appropriate classification of these securities at the time they are acquired and evaluates the appropriateness of such classifications at each balance sheet date. We classify investments as available-for-sale pursuant to Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC)
320,
Investments—Debt and Equity Securities
. Investments are recorded at fair value, with unrealized gains and losses included as a component of accumulated other comprehensive loss in stockholders’ equity and a component of total comprehensive loss in the consolidated statements of comprehensive loss, until realized. Realized gains and losses are included in other income (expense) on a specific-identification basis. For the year ended
December 31, 2019,
we recognized
$75,000
in realized gains and our unrealized gains and losses on marketable securities netted to zero. There were no
realized or unrealized gains or losses on investments for the year ended
December 31, 2018.

We review investments for other-than-temporary impairment whenever the fair value of an investment is less than the amortized cost and evidence indicates that an investment’s carrying amount is not
recoverable within a reasonable period of time. Other-than-temporary impairments of investments are recognized in the consolidated statements of operations if we have experienced a credit loss, have the intent to sell the investment, or if it is more likely than not
that we will be required to sell the investment before recovery of the amortized cost basis. Evidence considered in this assessment includes reasons for the impairment, compliance with our investment policy, the severity and the duration of the impairment and changes in value subsequent to the end of the period.

Available-for-sale marketable securities are classified as marketable securities, current or marketable securities, non-current depending on the contractual maturity date of the individual available-for-sale security.

Fair Value of Financial Instruments

Our financial instruments consist principally of cash and cash equivalents and restricted cash. The fair values of our cash equivalents are based on quoted market prices. The carrying amount of cash equivalents is equal to their respective fair values at
December 31, 2019
and
2018,
respectively. We determine the fair value of marketable securities on quoted market prices or other relevant information generated by market transactions involving identical or comparable assets. Accounts payable and accrued expenses are carried at cost, which approximates fair value because of their short maturity. The carrying amount of loans payable (including current installments) approximates fair value based on a comparison of interest rates on the loan to current market rates considering our credit risk.

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets (generally three
to
ten
years). Leasehold improvements are amortized over the shorter of the estimated useful lives or the remaining term of the lease. Repairs and maintenance costs are charged to expense as incurred.

Restricted Cash

Restricted cash consists principally of a
$140,000
certificate of deposit held by our bank as collateral for a letter of credit in the same notional amount held by our landlord to secure our obligations under our Lease Agreement dated
May 26, 2004
for our headquarters location in Warrington, Pennsylvania and
$14,000
in deposits held by our landlord for our offices in Taipei, Taiwan, the former headquarters of CVie Therapeutics
(see, -
Note
18
- Commitments, for further discussion on our leases).

Leases

Effective
January 1, 2019,
we adopted ASC Topic
842,
Leases
(ASC
842
), using the modified retrospective transition approach and utilizing the effective date as the date of initial application. Consequently, prior period balances and disclosures have not
been restated and are presented in accordance with the previous guidance in ASC Topic
840,
Leases
.

At the inception of an arrangement, we determine whether an arrangement is, or contains, a lease based on the unique facts and circumstances present in the arrangement. An arrangement is, or contains, a lease if the arrangement conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Leases with a term greater than one
year are generally recognized on the balance sheet as operating lease right-of-use assets and current and non-current operating lease liabilities, as applicable. We elected not
to recognize on the balance sheet leases with terms of
12
months or less. We typically only include the initial lease term in our assessment of a lease arrangement. Options to extend a lease are not
included in our assessment unless there is reasonable certainty that we will renew.

Operating lease liabilities and their corresponding operating lease right-of-use assets are recorded based on the present value of lease payments over the expected remaining lease term. Certain adjustments to the right-of-use asset may
be required for items such as incentives received. The interest rate implicit in our leases is typically not
readily determinable. As a result, we utilize our incremental borrowing rate, which reflects the fixed rate at which we could borrow on a collateralized basis the amount of the lease payments in the same currency, for a similar term, in a similar economic environment. In transition to ASC
842,
we utilized the remaining lease term of our leases in determining the appropriate incremental borrowing rates.

For contracts entered into on or after the effective date of ASC
842,
at the inception of a contract, we assess whether the contract is, or contains, a lease. The assessment is based on: (
1
) whether the contract involves the use of a distinct identified asset, (
2
) whether we obtain the right to substantially all the economic benefit from the use of the asset throughout the period, and (
3
) whether we have the right to direct the use of the asset.

We evaluate the classification of our leases as either finance leases or operating leases. A lease is classified as a finance lease if any one
of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset, the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or the leased asset is of such a specialized nature that it is expected to have no
alternative use to the lessor at the end of the lease. A lease is classified as an operating lease if it does not
meet any of these criteria. Currently, all of our leases are classified as operating leases.

Lease cost for our operating leases is recognized on a straight-line basis over the lease term. Included in lease cost are any variable lease payments incurred in the period that are not
included in the initial lease liability and lease payments incurred in the period for any leases with an initial term of
12
months or less.

Long-lived Assets

Our long-lived assets, primarily consisting of intangible assets, are reviewed for impairment when events or changes in circumstances indicate the carrying amount of an asset may
not
be recoverable, or its estimated useful life has changed significantly. When the undiscounted cash flows of an asset are less than its carrying value, an impairment is recorded and the asset is written down to estimated value.
No
impairment was recorded during the years ended
December 31, 2019
and
2018
as management believes there are
no
circumstances that indicate the carrying amount of the assets will not
be recoverable.

Collaborative Arrangements

We account for collaborative arrangements in accordance with applicable accounting guidance provided in ASC Topic
808,
Collaborative Arrangements
.
See,
- Note
16
- Collaboration, Licensing and Research Funding Agreements.

Restructured Debt Liability - Contingent Milestone Payment

In conjunction with the
November 2017
restructuring and retirement of long-term debt (
see,
- Note
13
- Restructured debt liability), we have established a
$15.0
million long-term liability for contingent milestone payments potentially due under the Exchange and Termination Agreement dated as of
October 27, 2017 (
Exchange and Termination Agreement), between ourselves and affiliates of Deerfield Management Company L.P. (Deerfield). The liability has been recorded at full value of the contingent milestones and will continue to be carried at full value until the milestones are achieved and paid or milestones are not
achieved and the liability is written off as a gain on debt restructuring.

Deferred Revenue

Deferred revenue represents amounts received prior to satisfying the revenue recognition criteria (
see
, Revenue recognition) and are recognized as deferred revenue in our balance sheet. Amounts expected to be recognized as revenue within the
12
months following the balance sheet date are classified as Deferred revenue - current portion. Amounts not
expected to be recognized as revenue within the
12
months following the balance sheet date are classified as Deferred revenue - noncurrent portion.

Deferred revenue primarily consists of amounts related to an upfront license fee received in
July 2017
in connection with the License Agreement with Lee’s. The revenue was recognized as our performance obligations under the contract were met
(see,
Note
16
- Collaboration and Device Development Payment Restructuring, Licensing and Research Funding Agreements).

Revenue Recognition

Effective
January 1, 2018,
we adopted Accounting Standards Codification (“ASC”) Topic
606,
Revenue from Contracts with Customers
, using the modified retrospective transition method. Under this method, we recognize the cumulative effect of initially adopting ASC Topic
606,
if any, as an adjustment to the opening balance of retained earnings. Additionally, under this method of adoption, we apply the guidance to all incomplete contracts in scope as of the date of initial application. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments.

In accordance with ASC Topic
606,
we recognize revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration which we expect to receive in exchange for those goods or services. To determine revenue recognition for arrangements that we determine are within the scope of ASC Topic
606,
we perform the following
five
steps:

(i)     identify the contract(s) with a customer;

(ii)     identify the performance obligations in the contract;

(iii)     determine the transaction price;

(iv)     allocate the transaction price to the performance obligations in the contract; and

(v)     recognize revenue when (or as) the entity satisfies a performance obligation.

We only apply the
five
-step model to contracts when we determine that it is probable that we will collect the consideration we are entitled to in exchange for the goods or services we transfer to the customer. At contract inception, once the contract is determined to be within the scope of ASC Topic
606,
we assess the goods or services promised within a contract and determine those that are performance obligations, and assesses whether each promised good or service is distinct. We then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

We have concluded that our government grants are
not
within the scope of ASC Topic
606
as they do
not
meet the definition of a contract with a customer. We have concluded that the grants meet the definition of a contribution and are non-reciprocal transactions, and have also concluded that Subtopic
958
-
605,
Not
-for-Profit-Entities-Revenue Recognition
does
not
apply, as we are a business entity and the grants are with governmental agencies.

In the absence of applicable guidance under US GAAP, effective
January 1, 2018,
we developed a policy for the recognition of grant revenue when the related costs are incurred and the right to payment is realized.

We believe this policy is consistent with the overarching premise in ASC Topic
606,
to ensure that revenue recognition reflects the transfer of promised goods or services to customers in an amount that reflects the consideration that we expect to be entitled to in exchange for those goods or services, even though there is no
exchange as defined in ASC Topic
606.

We believe the recognition of revenue as costs are incurred and amounts become realizable is analogous to the concept of transfer of control of a service over time under ASC Topic
606.

Research and Development

We account for research and development expense by the following categories: (a) product development and manufacturing, (b) medical and regulatory operations, and (c) direct preclinical and clinical development programs. Research and development expense includes personnel, facilities, manufacturing and quality operations, pharmaceutical and device development, research, clinical, regulatory, other preclinical and clinical activities and medical affairs. Research and development costs are charged to operations as incurred in accordance with ASC Topic
730,
Research and Development
.

Stock-based Compensation

Stock-based compensation is accounted for under the fair value recognition provisions of ASC Topic
718,
Stock
Compensation (
ASC Topic
718
).
See, -
Note
15
- Stock Options and Stock-based Employee Compensation, for a detailed description of our recognition of stock-based compensation expense. The fair value of stock option grants is recognized evenly over the vesting period of the options or over the period between the grant date and the time the option becomes non-forfeitable by the employee, whichever is shorter.

Warrant Accounting

We account for common stock warrants in accordance with applicable accounting guidance provided in ASC Topic
815,
Derivatives and Hedging - Contracts in Entity’s Own Equity
(ASC Topic
815
), as either derivative liabilities or equity instruments depending on the specific terms of the warrant agreement.

Income Taxes

We account for income taxes in accordance with ASC Topic
740,
Accounting for Income Taxes
, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities.

We use a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Because we have never realized a profit, management has fully reserved the net deferred tax asset since realization is not
assured.

Beneficial Conversion Feature

A beneficial conversion feature arises when a debt or equity security is issued with an embedded conversion option that is beneficial to the investor (or in the money) at inception due to the conversion option having an effective conversion price that is less than the fair value of the underlying stock at the commitment date.

Preferred Stock

The issuance of Series A Convertible Preferred Stock (Preferred Shares) in the
first
quarter of
2017
resulted in a beneficial conversion feature. We recognized this feature by allocating the intrinsic value of the beneficial conversion feature, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of common stock per share on the commitment date, to additional paid-in capital, resulting in a discount on the Preferred Shares. As the Preferred Shares are immediately convertible by the holders, the discount allocated to the beneficial conversion feature was immediately accreted and recognized as a
$3.6
million
one
-time, non-cash deemed dividend to the preferred shareholders during the first
quarter of
2017.

An additional discount to the Preferred Shares of
$4.5
million was created due to the allocation of proceeds to the Warrants which were issued with the Preferred Shares. This discount is amortized proportionately as the Preferred Shares are converted. For the year ended
December 31, 2018,
we recognized a non-cash deemed dividend to the preferred shareholders of
$1.7
million related to the Preferred Shares converted during the period. As of
December 31, 2018,
there were
no
Preferred Shares remaining to be converted.

Convertible Note

The issuance on
July 2, 2018
of a Secured Convertible Promissory Note (the Note) to Panacea Venture Management Company Ltd. (Panacea) with respect to a loan facility in the aggregate amount of
$1.5
million resulted in a beneficial conversion feature. We recognized this feature by allocating the relative fair value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of common stock per share on the commitment date, resulting in a discount on the Note. We recorded the Note as current debt at its face value of
$1.5
million less debt discount consisting of (i)
$0.4
million related to the beneficial conversion feature and (ii)
$0.4
million in fair value of the warrants issued in connection with the Note. The discount was accreted to the
$1.5
million loan over its term using the effective interest method
(see
, Note
11
- Loans Payable - Current Portion and Non-current Portion). On
December 27, 2018,
we repaid the Note in its entirety in cash of
$1.5
million. As part of the extinguishment of debt, we recorded a gain on extinguishment of debt of approximately
$0.4
million, relating to the reacquisition of the beneficial conversion option. The gain was calculated using the intrinsic value of the beneficial conversion option, which is the product of: (i) the difference between the common stock price on the date of extinguishment of
$15.33
and the conversion price of
$12.00,
and (ii)
125,000
shares convertible into common stock.

Net Loss per Common Share

Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the period. Diluted net loss per common share is computed by giving effect to all potentially dilutive securities outstanding for the period. For the years ended
December 31, 2019
and
2018,
the number of shares of common stock potentially issuable upon the exercise of certain stock options and warrants was
6.5
million and
4.8
million shares, respectively. As of
December 31, 2019
and
2018,
all potentially dilutive securities were anti-dilutive and therefore have been excluded from the computation of diluted net loss per share.

We do
not
have any components of other comprehensive income (loss).

Concentration of Suppliers

We currently obtain the active pharmaceutical ingredients (APIs) of our
KL4
surfactant drug products from single-source suppliers. In addition, we rely on a number of third
-party institutions and laboratories that perform various studies as well as quality control release and stability testing and other activities related to our
KL4
surfactant development and manufacturing activities. At the present time, several of these laboratories are single-source providers. The loss of one
or more of our single-source suppliers or testing laboratories could have a material adverse effect upon our operations.

Segment and Geographic Information

We currently operate in
one
operating segment, which is the research and development of products focused on acute pulmonary and cardiovascular diseases, and the manufacture and commercial sales of approved products. We are managed and operated as one
business. A single management team that reports to the Chief Executive Officer comprehensively manages the entire business. We do not
operate separate lines of business with respect to our product candidates. We operate primarily in the US and Asia. License revenue with affiliate and grant revenue for the years ended
December 31, 2019
and
2018
are generated in the US. Long-lived assets, consisting of intangible assets and goodwill of
$77.1
million and
$15.7
million, respectively, were located outside the US at
December 31, 2019
and
2018.

Recent Accounting Pronouncements

Recently Adopted Accounting Standards

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases
(ASU
2016
-
02
). ASU
2016
-
02
establishes ASC
842
which amends ASC
840,
Leases
, by introducing a lessee model that requires balance sheet recognition for most leases and the disclosure of key information about leasing arrangements. ASC
842
was subsequently amended during
2018.
Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. We adopted the new standard using the required modified retrospective approach on
January 1, 2019
and used the effective date as its date of initial application. Consequently, financial information is not
updated and the disclosures required under the new standard are not
provided for dates and periods prior to
January 1, 2019.
Instead, the requirements of ASC
840
are presented for these prior periods. ASC
842
provides several optional practical expedients in transition. We elected the package of practical expedients which allowed us to not
reassess our existing conclusions on lease identification, classification, and initial direct costs. Further, we elected to utilize the short-term lease exemption for all leases with an original term of
12
months or less, for purposes of applying the recognition and measurement requirements of the new standard. We also elected the practical expedient to not
separate lease and non-lease components for all our leases. The adoption of this standard resulted in the recognition of operating lease liabilities and related right-of-use assets on our consolidated balance sheets of
$2.2
million and
$2.0
million, respectively, related to our operating leases. The adoption of ASC
842
also resulted in the elimination of deferred rent of approximately
$72,000
and
$139,000
in accrued expenses and other long-term liabilities, respectively, in our consolidated balance sheets. The adoption of the standard did not
have a material impact on our consolidated statements of operations and consolidated statements of cash flows. Refer to Note
21
– Leases, for our current lease commitments.

In
January 2017,
the FASB issued ASU
2017
-
04,
Intangibles-Goodwill and Other (Topic
350
): Simplifying the Test for Goodwill Impairment
. The new standard simplifies the subsequent measurement of goodwill by eliminating the second
step of the goodwill impairment test. This ASU will be applied prospectively and is effective for annual or interim goodwill impairment tests in fiscal years beginning after
December 15, 2019
with early adoption permitted. We adopted this guidance on
January 1, 2019
and applied it to our annual impairment test, and any interim impairment tests, during the year ending
December 31, 2019.

Recent Accounting Pronouncements

In
August 2018,
the FASB issued ASU
2018
-
13,
Fair Value Measurement (Topic
820
): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement
(ASU
2018
-
13
), which removes, adds and modifies certain disclosure requirements for fair value measurements in Topic
820.
Companies will
no
longer be required to disclose the amount of and reasons for transfers between Level
1
and Level
2
of the fair value hierarchy as well as the valuation processes of Level
3
fair value measurements. However, companies will be required to additionally disclose the changes in unrealized gains and losses included in other comprehensive income for recurring Level
3
fair value measurements and the range and weighted average of assumptions used to develop significant unobservable inputs for Level
3
fair value measurements. ASU
2018
-
13
is effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2019.
The amendments relating to additional disclosure requirements will be applied prospectively for only the most recent interim or annual period presented in the initial year of adoption. All other amendments will be applied retrospectively to all periods presented upon their effective date. We are currently evaluating the impact that the adoption of ASU
2018
-
13
will have on our consolidated financial statements.

In
December 2019,
the FASB issued ASU
2019
-
12,
Income Taxes (Topic
740
): Simplifying the Accounting for Income Taxes
. ASU
2019
-
12
simplifies the accounting for income taxes by removing exceptions within the general principles of Topic
740
regarding the calculation of deferred tax liabilities, the incremental approach for intra-period tax allocation, and calculating income taxes in an interim period. In addition, the ASU adds clarifications to the accounting for franchise tax (or similar tax). which is partially based on income, evaluating tax basis of goodwill recognized from a business combination, and reflecting the effect of any enacted changes in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The ASU is effective for fiscal years beginning after
December 15, 2020
and will be applied either retrospectively or prospectively based upon the applicable amendments. Early adoption is permitted. We are still evaluating the impact this standard will have on our consolidated financial statements and related disclosures, but do not
believe there will be a material impact upon adoption.